ACQUISITION OF BUSINESSES - Scientific Games, LLC (“Scientific Games”) (Details) - Scientific Games LLC $ in Millions	Apr. 04, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Infrastructure services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 5,800
Goodwill	1,200
Customer-related intangible assets recognised as of acquisition date	$ 2,800
Useful life, intangible asset amortization periods (in years)	20 years
Brand-based intangible assets recognised as of acquisition date	$ 1,000
Software-based intangible assets recognised as of acquisition date	200
Other net assets recognised as of acquisition date	555
Acquisition-related costs	$ 16